Boston Advisors US Small Cap Equity Fund
FUND SUMMARIES BOSTON ADVISORS US SMALL CAP EQUITY FUND
Investment Objective
The Boston Advisors US Small Cap Equity Fund (the “Small Cap Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000, or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 18 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Boston Advisors US Small Cap Equity Fund		Class A, Boston Advisors US Small Cap Equity Fund		Institutional Class, Boston Advisors US Small Cap Equity Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed)	[2]	2.00%		2.00%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Within 60 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Boston Advisors US Small Cap Equity Fund		Class A, Boston Advisors US Small Cap Equity Fund	Institutional Class, Boston Advisors US Small Cap Equity Fund
Management Fees		0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	1.00%	1.00%
Total Annual Fund Operating Expenses	[2]	2.15%	1.90%
Fee Waiver and/or Expense Reimbursement	[2]	(0.80%)	(0.80%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.35%	1.10%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Boston Advisors, LLC ("Boston Advisors" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A shares and $50,000 (investment minimum) in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Boston Advisors US Small Cap Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, Boston Advisors US Small Cap Equity Fund	Class A	705	1,137
Institutional Class, Boston Advisors US Small Cap Equity Fund	Institutional Class	561	2,596

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies

The Small Cap Fund normally invests at least 80% of its assets in a diversified portfolio of equity (or equity-related) securities of small-capitalization companies.

The Adviser considers small capitalization stocks to be any stock that, at the time of purchase, has a market capitalization between $50 million and $3 billion or, in the Adviser’s opinion, has similar characteristics to stocks in the Russell 2000 Index or any other commonly used index that tracks small capitalization stocks. The market capitalization range above is subject to adjustment annually by the Adviser.

The Adviser utilizes a proprietary bottom-up, quantitative approach to select securities for the Small Cap Fund. This quantitative process selects securities by systematically ranking stocks within a particular strategy (i.e., small-cap or international). Stocks are identified as buy or sell candidates for the Small Cap Fund based on their relative ranking which is based on a number of factors that the Adviser believes drive long-term stock returns. These factors, include, but are not limited to, the earnings growth prospects of a company, analysis of a company’s financial characteristics and strength, relative price valuation and investor sentiment.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

• Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

• Small Cap Securities Risk: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
Boston Advisors International Equity Fund
BOSTON ADVISORS INTERNATIONAL EQUITY FUND
Investment Objective
The Boston Advisors International Equity Fund (the “International Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000, or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 18 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Boston Advisors International Equity Fund		Class A, Boston Advisors International Equity Fund		Institutional Class, Boston Advisors International Equity Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed)	[2]	2.00%		2.00%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Within 60 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Boston Advisors International Equity Fund		Class A, Boston Advisors International Equity Fund	Institutional Class, Boston Advisors International Equity Fund
Management Fees		1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	1.00%	1.00%
Total Annual Fund Operating Expenses	[2]	2.25%	2.00%
Fee Waiver and/or Expense Reimbursement	[2]	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.55%	1.30%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.30% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A shares and $50,000 (investment minimum) in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Boston Advisors International Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, Boston Advisors International Equity Fund	Class A	724	1,175
Institutional Class, Boston Advisors International Equity Fund	Institutional Class	662	2,799

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies

The International Fund normally invests in a diversified portfolio of equity (or equity-related) securities of foreign (i.e., non-U.S.) companies. In addition, the Fund will invest at least 80% of its assets in equity or equity-related securities.

While the Adviser expects that a substantial portion of the International Fund’s assets will be invested in companies domiciled in developed countries, the International Fund may invest in companies domiciled in emerging markets. Emerging markets include, but are not limited to, countries in Latin and South America, Africa, Asia and Eastern Europe. The Adviser expects that approximately 20% of the International Fund’s assets will be invested in securities of issuers domiciled or with substantial operations in emerging market countries but may, at times, invest up to 50% of its assets in such securities.

The Adviser utilizes a proprietary bottom-up, quantitative approach to select securities for the International Fund. This quantitative process selects securities by systematically ranking stocks within a particular strategy (i.e., small-cap or international). Stocks are identified as buy or sell candidates for the International Fund based on their relative ranking which is based on a number of factors that the Adviser believes drive long-term stock returns. These factors include, but are not limited to, the earnings growth prospects of a company, analysis of a company’s financial characteristics and strength, relative price valuation and investor sentiment.

The International Fund may invest in American Depository Receipts (“ADRs”), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. The International Fund may also invest in European Depository Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other depository receipts. Depository receipts for securities of foreign issuers are considered a foreign security.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

• Foreign Security Risks: The Fund invests in securities of foreign issuers, including ADRs. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:

•      Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

•      Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•      Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•      Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•      Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•      Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social, or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.

• Emerging Market Risk: The risk associated with investing in securities of companies located in less developed countries, also known as emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.

• Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.